UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00642

Deutsche International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  1/31/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

as of January 31, 2015  (Unaudited)
Investment Portfolio

Deutsche Emerging Markets Equity Fund
	Shares	Value ($)
Equity Securities 92.7%
Brazil 6.3%
Banco Bradesco SA (Preferred)	19,600	246,383
Banco do Brasil SA	50,000	384,981
BR Malls Participacoes SA	31,000	175,954
BR Properties SA	35,000	116,221
BRF SA	34,000	815,772
Cia Brasileira de Distribuicao (Preferred)	20,400	677,402
Cosan SA Industria e Comercio	51,500	470,808
Itau Unibanco Holding SA (Preferred)	124,680	1,528,733
Petroleo Brasileiro SA (ADR) (a)	95,000	570,950

(Cost $7,325,776)		4,987,204
China 22.7%
Alibaba Group Holding Ltd. (ADR)* (a)	4,166	371,107
Anhui Conch Cement Co., Ltd. "H" (a)	260,000	875,170
Baidu, Inc. (ADR)*	3,500	762,720
CGN Power Co., Ltd. "H"*	1,176,000	497,566
China CNR Corp., Ltd. "H"*	1,135,000	1,453,833
China Construction Bank Corp. "H"	2,331,000	1,869,985
China Maple Leaf Educational Systems Ltd.*	594,000	172,400
China Merchants Bank Co., Ltd. "H"	379,000	845,274
CITIC Securities Co., Ltd. "H"	300,000	955,810
Industrial & Commercial Bank of China Ltd. "H"	2,627,315	1,886,492
JD.com, Inc. (ADR)* (a)	70,000	1,738,800
PetroChina Co., Ltd. "H"	1,394,824	1,509,121
Ping An Insurance (Group) Co. of China Ltd. "H"	180,000	1,904,408
Tencent Holdings Ltd.	123,000	2,074,833
Zhuzhou CSR Times Electric Co., Ltd. "H"	158,000	884,538

(Cost $15,046,223)		17,802,057
Czech Republic 0.3%
CEZ AS (Cost $281,450)	9,600	224,757
Hong Kong 5.6%
China Mobile Ltd.	140,000	1,826,860
China Overseas Land & Investment Ltd.	365,000	1,057,540
China Unicom (Hong Kong) Ltd.	600,000	899,449
Chow Tai Fook Jewellery Group Ltd. (a)	430,000	566,830

(Cost $3,910,519)		4,350,679
India 7.9%
Coal India Ltd.	182,386	1,061,746
Dr. Reddy's Laboratories Ltd.	15,300	792,423
Hero MotoCorp Ltd.	15,300	705,587
ICICI Bank Ltd.	75,000	435,350
Infosys Ltd.	14,200	487,842
Tata Motors Ltd.	37,000	349,014
Tech Mahindra Ltd.	39,041	1,820,092
Yes Bank Ltd.	37,000	513,292

(Cost $4,264,805)		6,165,346
Indonesia 1.0%
PT Indofood Sukses Makmur Tbk (Cost $788,645)	1,315,000	780,246
Korea 16.1%
Cheil Industries, Inc.*	2,179	270,980
Hana Financial Group, Inc.	22,700	665,742
Hyundai Department Store Co., Ltd.	2,800	304,693
Hyundai Motor Co.	9,630	1,479,528
Korea Electric Power Corp.	15,700	612,726
KT Corp.	27,000	734,926
POSCO	2,800	649,950
Samsung Electronics Co., Ltd.	3,100	3,831,655
Samsung Fire & Marine Insurance Co., Ltd.	3,300	888,415
Samsung SDS Co., Ltd.	997	239,392
Shinhan Financial Group Co., Ltd.	27,000	1,104,228
Shinsegae Co., Ltd.	2,000	293,278
SK Hynix, Inc.	35,200	1,517,762

(Cost $12,270,868)		12,593,275
Macau 0.6%
Sands China Ltd. (Cost $657,745)	93,000	448,596
Malaysia 2.1%
Sime Darby Bhd.	446,000	1,154,351
Tenaga Nasional Bhd.	122,000	486,163

(Cost $1,661,707)		1,640,514
Mexico 4.2%
Alfa SAB "A"*	95,000	173,401
America Movil SAB de CV "L"	700,919	750,976
Arca Continental SAB de CV	33,469	198,499
Cemex SAB de CV (Units)	502,320	446,038
Fibra Uno Administracion SA de CV (REIT)	280,000	844,324
Grupo Mexico SAB de CV "B"	346,000	912,233

(Cost $3,692,659)		3,325,471
Philippines 2.4%
Ayala Corp.	57,200	938,880
Bloomberry Resorts Corp.*	2,138,300	598,098
SM Prime Holdings, Inc.	820,000	344,801

(Cost $1,733,498)		1,881,779
Russia 1.1%
LUKOIL OAO (ADR)	5,000	202,100
Magnit PJSC (GDR) REG S	17,500	668,500

(Cost $752,004)		870,600
South Africa 6.7%
Aspen Pharmacare Holdings Ltd.*	48,000	1,798,337
FirstRand Ltd.	73,000	324,710
MTN Group Ltd.	27,000	465,870
Naspers Ltd. "N"	5,200	748,042
Shoprite Holdings Ltd.	28,400	447,830
The Foschini Group Ltd.	61,000	874,209
Woolworths Holdings Ltd.	82,700	613,240

(Cost $3,615,094)		5,272,238
Taiwan 13.1%
Advanced Semiconductor Engineering, Inc.	676,000	851,179
Cathay Financial Holding Co., Ltd.	520,000	743,858
CTBC Financial Holding Co., Ltd.	116,716	74,058
Delta Electronics, Inc.	140,000	855,540
Fubon Financial Holding Co., Ltd.	560,000	887,295
Hermes Microvision, Inc.	11,000	522,713
Hon Hai Precision Industry Co., Ltd.	263,240	719,646
Largan Precision Co., Ltd.	12,500	1,038,948
MediaTek, Inc.	57,600	879,479
Taiwan Semiconductor Manufacturing Co., Ltd.	838,000	3,721,020

(Cost $8,307,484)		10,293,736
Thailand 0.5%
Bangkok Bank PCL (Foreign Registered) (Cost $432,164)	65,000	380,766
Turkey 2.1%
Eregli Demir ve Celik Fabrikalari TAS	454,977	817,861
Turk Hava Yollari*	126,000	481,884
Turkiye Vakiflar Bankasi Tao "D"	154,000	358,809

(Cost $1,231,771)		1,658,554

Total Equity Securities (Cost $65,972,412)		72,675,818
Securities Lending Collateral 4.5%
Daily Assets Fund Institutional, 0.10% (b) (c) (Cost $3,496,005)	3,496,005	3,496,005
Cash Equivalents 1.1%
Central Cash Management Fund, 0.06% (b) (Cost $872,667)	872,667	872,667

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $70,341,084) †	98.3	77,044,490
Other Assets and Liabilities, Net	1.7	1,366,227

Net Assets	100.0	78,410,717

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $70,583,654.  At January 31, 2015, net unrealized appreciation for all securities based on tax cost was $6,460,836.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $12,236,075 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $5,775,239.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2015 amounted to $3,348,197, which is 4.3% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
GDR: Global Depositary Receipt
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust

At January 31, 2015 the Deutsche Emerging Markets Equity Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Equity Securities
Information Technology	19,693,928	27.1%
Financials	19,476,309	26.8%
Consumer Discretionary	8,892,315	12.2%
Telecommunication Services	4,678,081	6.4%
Industrials	4,418,987	6.1%
Energy	3,814,725	5.3%
Materials	3,701,252	5.1%
Consumer Staples	3,588,249	4.9%
Health Care	2,590,760	3.6%
Utilities	1,821,212	2.5%
Total	72,675,818	100.0%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Equity Securities
Brazil	$4,987,204	$—	$—	$4,987,204
China	2,872,627	14,929,430	—	17,802,057
Czech Republic	—	224,757	—	224,757
Hong Kong	—	4,350,679	—	4,350,679
India	—	6,165,346	—	6,165,346
Indonesia	—	780,246	—	780,246
Korea	—	12,593,275	—	12,593,275
Macau	—	448,596	—	448,596
Malaysia	—	1,640,514	—	1,640,514
Mexico	3,325,471	—	—	3,325,471
Philippines	—	1,881,779	—	1,881,779
Russia	870,600	—	—	870,600
South Africa	—	5,272,238	—	5,272,238
Taiwan	—	10,293,736	—	10,293,736
Thailand	—	380,766	—	380,766
Turkey	—	1,658,554	—	1,658,554
Short-Term Investments(d)	4,368,672	—	—	4,368,672
Total	$16,424,574	$60,619,916	$—	$77,044,490

During the period ended January 31, 2015, the amount of transfers between Level 3 and Level 2 was $2,447,311. Investments were transferred from Level 3 to Level 2 as a result of the commencement of trading on a securities exchange.
Transfers between price levels are recognized at the beginning of the reporting period.

(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Emerging Markets Equity Fund, a series of Deutsche International Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 25, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 25, 2015